Equity Method Investment - Additional Information (Detail)	12 Months Ended							12 Months Ended													1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2006 Animation Production Committee KRW	Apr. 30, 2004 Animation Production Committee JPY (¥)	Apr. 30, 2004 Animation Production Committee KRW	Dec. 31, 2012 Online Game Revolution Fund Number One KRW	Dec. 31, 2011 Online Game Revolution Fund Number One KRW	Dec. 31, 2010 Online Game Revolution Fund Number One KRW	Dec. 31, 2009 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2009 Online Game Revolution Fund Number One KRW	Dec. 31, 2008 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2008 Online Game Revolution Fund Number One KRW	Dec. 31, 2006 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2006 Online Game Revolution Fund Number One KRW	Dec. 31, 2005 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2005 Online Game Revolution Fund Number One KRW	Dec. 31, 2012 Online Game Revolution Fund Number One Softbank Corporation	Dec. 31, 2012 Online Game Revolution Fund Number One GungHo Online Entertainment Incorporated	May 31, 2012 Ingamba LLC USD ($)	May 31, 2012 Ingamba LLC KRW	Dec. 31, 2012 Ingamba LLC KRW	Dec. 31, 2011 Ingamba LLC KRW	Dec. 31, 2010 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC RUB	Dec. 31, 2012 Gravity EU SAS KRW	Dec. 31, 2011 Gravity EU SAS KRW
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 609,000	647,000,000	1,444,000,000		0	¥ 123,000,000	1,358,000,000	647,000,000	838,000,000		¥ 18,000,000	229,000,000	¥ 642,000,000	6,054,000,000	¥ 150,000,000	1,245,000,000	¥ 100,000,000	869,000,000						352,000,000		502,000,000	13,000,000		254,000,000
Ownership of investee						30.00%	30.00%	16.39%											49.18%	8.20%					25.00%				25.00%
Limited liability partnership agreement to invest, committed amount																	1,000,000,000	8,713,000,000
Equity income (loss) on investments	(312,000)	(333,000,000)	(242,000,000)	(345,000,000)				(51,000,000)	(38,000,000)	(358,000,000)													(25,000,000)	(134,000,000)	13,000,000			(257,000,000)	(70,000,000)
Cash expected to be distributed										4,914,000,000
Equity method investment, disposal amount																					800,000	851,000
Gain on disposal of equity investments	497,000	528,000,000																				528,000,000
Gain and loss on investments																													548,000,000